OPERATING EXPENSES	12 Months Ended
Dec. 31, 2020
Disclosure of expenses [Abstract]
OPERATING EXPENSES
NOTE 11: OPERATING EXPENSES

	2020	2019	2018
	£m	£m	£m
Staff costs:
Salaries	2,568	2,539	2,482
Performance-based compensation	117	380	509
Social security costs	287	325	343
Pensions and other post-retirement benefit schemes (note 34)	566	532	705
Restructuring costs	166	92	249
Other staff costs	131	383	474
	3,835	4,251	4,762
Premises and equipment:
Rent and rates	117	93	370
Repairs and maintenance	174	187	190
Other[1]	176	211	169
	467	491	729
Other expenses:
Communications and data processing	1,013	1,038	1,121
Advertising and promotion	187	170	197
Professional fees	189	226	287
UK bank levy	211	224	225
Other	643	715	653
	2,243	2,373	2,483
Depreciation and amortisation:
Depreciation of property, plant and equipment (note 25)	2,046	2,064	1,852
Amortisation of acquired value of in-force non-participating investment contracts (note 23)	26	30	40
Amortisation of other intangible assets (note 24)	660	566	513
	2,732	2,660	2,405
Goodwill impairment (note 22)	4	—	—
Total operating expenses, excluding regulatory provisions	9,281	9,775	10,379
Regulatory provisions:
Payment protection insurance provision (note 36)	85	2,450	750
Other regulatory provisions (note 36)	379	445	600
	464	2,895	1,350
Total operating expenses	9,745	12,670	11,729
1Net of profits on disposal of operating lease assets of £127 million (2019: £41 million; 2018: £60 million).
Performance-based compensation
The table below analyses the Group’s performance-based compensation costs between those relating to the current performance year and those relating to earlier years.

	2020	2019	2018
	£m	£m	£m
Performance-based compensation expense comprises:
Awards made in respect of the year ended 31 December	22	244	362
Awards made in respect of earlier years	95	136	147
	117	380	509

Performance-based compensation expense deferred until later years comprises:
Awards made in respect of the year ended 31 December	30	113	152
Awards made in respect of earlier years	31	36	37
	61	149	189
Performance-based awards expensed in 2020 include cash awards amounting to £12 million (2019: £89 million; 2018: £137 million).
Average headcount
The average number of persons on a headcount basis employed by the Group during the year was as follows:

	2020	2019	2018
UK	67,881	69,321	71,857
Overseas	784	762	769
Total	68,665	70,083	72,626